Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Customer Finance Reconciliation [Abstract]
Opening balance	kr 5,370	kr 3,287
Additions	49,583	37,295
Disposals/repayments	(47,409)	(35,412)
Revaluation	(467)	(151)
Translation difference	(160)	351
Closing balance	6,917	5,370
Of which non-current	kr 1,347	kr 415